Lease - Expected Future Lease Payments (Detail) ₩ in Millions	Dec. 31, 2018 KRW (₩)
Disclosure of detailed information about arrangements involving legal form of lease [line items]
Minimum lease payments	₩ 769,754
Less than 1 year [Member]
Disclosure of detailed information about arrangements involving legal form of lease [line items]
Minimum lease payments	347,679
1-5 years [member]
Disclosure of detailed information about arrangements involving legal form of lease [line items]
Minimum lease payments	350,988
More than 5 years [member]
Disclosure of detailed information about arrangements involving legal form of lease [line items]
Minimum lease payments	₩ 71,087